Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share
Note 15:	Earnings Per Share

Earnings per share (EPS) were computed as follows:

	Year Ended December 31, 2012
	Net Income	Weighted- Average Shares	Per Share Amount
	(In thousands)

Net income	$2,398
Dividends on non-vested restricted stock	(74)
Net income allocated to stockholders	2,324
Basic earnings per share
Income available to common stockholders	––	4,780,866	$0.49

Effect of dilutive securities
Restricted stock awards	––	65,381

Diluted earnings per share
Income available to common stockholders and assumed conversions	$2,324	$4,846,247	$0.48

Options to purchase 53,714 shares of common stock at an average exercise price of $10.34 per share were outstanding at December 31, 2012, but were not included in the computation of diluted earnings per share because the options’ exercise price was greater than the average market price of the common shares.

	Year Ended December 31, 2011
	Net Income	Weighted- Average Shares	Per Share Amount
	(In thousands)

Net income	$3,091

Dividends on non-vested restricted stock	(95)

Net income allocated to stockholders	2,996

Basic earnings per share Income available to common stockholders	––	4,754,739	$0.63

Effect of dilutive securities Restricted stock awards	––	41,067

Diluted earnings per share Income available to common stockholders and assumed conversions	$2,996	$4,795,806	$0.62

Options to purchase 53,714 shares of common stock at an average exercise price of $10.34 per share were outstanding at December 31, 2011, but were not included in the computation of diluted earnings per share because the options’ exercise price was greater than the average market price of the common shares.